Financial instruments and risk management - Jet fuel price risk (Details) gal in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) gal	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2021 USD ($) gal $ / gal
Jet fuel price risk
Fair value of derivative financial liabilities		$ (9,657)
Intrinsic value recycled to the fuel cost	$ 1,271,462
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (14,020)	$ (1,306,557)	$ (67,629)
Jet fuel
Jet fuel price risk
Percentage of operating expenses	34.00%	26.00%	38.00%
Intrinsic value recycled to the fuel cost		$ 33,627
Fuel cost
Jet fuel price risk
Intrinsic value recycled to the fuel cost	$ 835,884		$ 9,477	$ 9,477
Fuel cost | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost		20,646
Finance cost
Jet fuel price risk
Intrinsic value recycled to the fuel cost	435,578
Finance cost | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost		$ 12,981
Jet fuel Asian call options contracts
Jet fuel price risk
Notional volume (in gallons) | gal		23,967
Fair value of derivative financial assets		$ 206
Cost of hedging recognized in other comprehensive income		$ (133,567)			$ 21,650
Jet fuel Asian call options contracts | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost			$ 61,069
Jet fuel Asian call options contracts | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal					7,280
Strike price agreed rate | $ / gal					1.90
Approximate percentage of hedge (of expected consumption value)					3.00%
Jet fuel Asian call options contracts | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal					7,280
Strike price agreed rate | $ / gal					1.90
Approximate percentage of hedge (of expected consumption value)					6.00%
Jet fuel Asian call options contracts | Finance cost | Jet fuel
Jet fuel price risk
Intrinsic value recycled to the fuel cost	$ 12,577
Jet fuel Zero-Cost collars
Jet fuel price risk
Notional volume (in gallons) | gal		81,646
Fair value of derivative financial liabilities		$ 9,657
Unwind of Zero cost collar		$ 42,643
Jet fuel Zero-Cost collars | Within one year
Jet fuel price risk
Notional volume (in gallons) | gal					7,556
Approximate percentage of hedge (of expected consumption value)					3.00%
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate | $ / gal					1.23
Jet fuel Zero-Cost collars | Within one year | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate | $ / gal					1.93
Jet fuel Zero-Cost collars | Within six months
Jet fuel price risk
Notional volume (in gallons) | gal					7,556
Approximate percentage of hedge (of expected consumption value)					6.00%
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Minimum
Jet fuel price risk
Strike price agreed rate | $ / gal					1.23
Jet fuel Zero-Cost collars | Within six months | Jet fuel | Maximum
Jet fuel price risk
Strike price agreed rate | $ / gal					1.93
All-in | Within one year
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)					6.00%
All-in | Within six months
Jet fuel price risk
Approximate percentage of hedge (of expected consumption value)					12.00%